TAXES AND CHARGES - Schedule of Research Development and Innovation (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
beginning of period		R$ 349		R$ 351
Additions		127		191
Expenses		(28)		(116)
Investments		(80)		(110)
Monetary updating		28		33
balances at end of period		396		349
FNDCT
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
beginning of period		10		9
Additions		19		48
Expenses		(19)		(47)
Investments
Monetary updating
balances at end of period		10		10
MME
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
beginning of period		5		5
Additions		9		24
Expenses		(9)		(24)
Investments
Monetary updating
balances at end of period		5		5
R&D
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
beginning of period	[1]	146		150
Additions		11		36	[1]
Expenses					[1]
Investments		(20)		(56)	[1]
Monetary updating		3		16	[1]
balances at end of period		140		146	[1]
PEE
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
beginning of period		188	[1]	187
Additions		88	[1]	83
Expenses			[1]	(45)
Investments		(60)	[1]	(54)
Monetary updating		25	[1]	17
balances at end of period	[1]	R$ 241		R$ 188

[1]	The changes in R&D are presented net of services in progress, which amounted to R$6 on December 31, 2025 and R$4 on 2024